Financial Risks - Schedule of Parallel Movement of Yield Curve (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shift up 100 basis points [member]
Effect of changes in foreign interest rates [line items]
Estimated approximate effects on net income	€ 945	€ (677)
Estimated approximate effects on shareholders' equity	(2,688)	(3,892)
Shift down 100 basis points [member]
Effect of changes in foreign interest rates [line items]
Estimated approximate effects on net income	(1,236)	1,188
Estimated approximate effects on shareholders' equity	€ 1,847	€ 2,819